Intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

NOTE 7 – INTANGIBLE ASSETS

Intangible assets

Intangible assets as of December 31, 2020, December 31, 2019 and December 31, 2018 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value

Favorable lease terms December 31, 2017	$83,716	(75,636)	8,080
Additions	—	(3,748)	(3,748)
Favorable lease terms December 31, 2018	$83,716	$(79,384)	$4,332
Additions	—	(1,166)	(1,166)
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions	—	(1,166)	(1,166)
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000

Amortization expense of favorable lease terms for each of the years ended December 31, 2020, 2019 and 2018 is presented in the following table:

	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Favorable lease terms	$(1,166)	$(1,166)	$(3,748)
Total	$(1,166)	$(1,166)	$(3,748)

The aggregate amortization of the intangibles for the years ended December 31, 2021 and 2022 is estimated to be as follows:

Year	Amount
2021	$1,166
2022	834
Total	$2,000

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 11.8 years for the remaining favorable lease terms, at inception.